Exceptional items - Schedule of exceptional items (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	$ (3,722)	$ (3,428)	$ (3,002)
Operating profit	3,156	4,335	6,001
Non-operating items	6	(220)	(70)
Borrowing cost capitalized exceptional	0	58	0
Exceptional items before taxation	2,564	3,537	5,460
Items included in taxation	(606)	(999)	(1,294)
Total exceptional items	1,958	2,538	4,166
Attributable to:
Equity shareholders of the parent company	1,737	2,354	3,870
Non-controlling interests	221	184	296
Total exceptional items
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(270)	(342)	(127)
Operating profit	(2,527)	(1,369)	56
Non-operating items	6	(220)	(70)
Exceptional items before taxation	(2,521)	(1,531)	(14)
Items included in taxation	575	214	(24)
Total exceptional items	(1,946)	(1,317)	(38)
Attributable to:
Equity shareholders of the parent company	(1,940)	(1,294)	(142)
Non-controlling interests	(6)	(23)	104
Brand, goodwill, tangible and other assets impairment
Disclosure Of Exceptional Items [Line Items]
Brand, goodwill, tangible and other assets impairment	(1,489)	(910)	224
Items included in taxation	356	138	(63)
Restructuring programme
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(908)	(225)	(61)
Distribution model change in Japan, Thailand
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(75)
Distribution model change in France
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		(145)
Discretionary increase in pension benefits in Ireland
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(38)
Items included in taxation	5	0	0
Various dispute and litigation matters in North America and Europe
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(17)	(51)	(107)
Items included in taxation		12
USVI cover-over
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	0	(38)	0
Distribution termination fee
Disclosure Of Exceptional Items [Line Items]
Items included in taxation	19
Seychelles Breweries Limited sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	62	(4)	0
Guinness Ghana plc sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(49)	(114)	0
Sheridan's sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	46
East African Breweries PLC and Kenyan spirits business prospective sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(43)
Santa Vittoria sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(7)	(29)	0
Ciroc LLC arrangement
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(5)	(11)	0
Royal Challengers business sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(3)
Guinness Nigeria
Disclosure Of Exceptional Items [Line Items]
Non-operating items	2	(125)	(6)
MHD France joint operation disposal
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(2)	(5)	0
Pampero Brand and Inventory
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(1)	53	0
Windsor business
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(1)	4	(58)
Cacique brand disposal
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	(20)	0
Safari brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	15	0
Guinness Cameroun SA
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	(8)	(10)
Ritual acquisition
Disclosure Of Exceptional Items [Line Items]
Non-operating items		25
Nao Spirits acquisition
Disclosure Of Exceptional Items [Line Items]
Non-operating items		(1)
Step acquisitions
Disclosure Of Exceptional Items [Line Items]
Non-operating items		24
Other non-operating exceptional items
Disclosure Of Exceptional Items [Line Items]
Non-operating items	$ 7	$ 0	$ 4